Income tax expense	9 Months Ended
Dec. 31, 2025
Income tax expense [Abstract]
Income tax expense	Income tax expense
The Company’s consolidated effective tax rate was (3.6)% and 49.0% for the three months ended December 31, 2024 and 2025, and (5.3)% and 238.1% for the nine months ended December 31, 2024 and 2025, respectively. The change in the effective tax rate was primarily due to Coincheck Parent recognizing a loss before income taxes for the three and nine months ended December 31, 2025, which was not recognized as a deferred tax asset due to the fact that sufficient future taxable profits are not expected.